Trade Receivables	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Trade receivables

16. Trade receivables

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Trade receivables
Receivables from third‑party customers	192,540	184,471
Allowance for ECLs	(10,818)	(3,346)
Total trade receivables	181,722	181,125

Trade receivables are non‑interest bearing and are generally on terms of 7 to 365 days.

The movements in allowance for ECLs are as follows:

	2020	2019
	RMB’000	RMB’000
At the beginning of the year	(3,346)	(3,459)
Impairment losses, net	(34,983)	(2,282)
Amount written off as uncollectible	27,511	2,395
At the end of the year	(10,818)	(3,346)